Revenue and Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE AND OTHER OPERATING INCOME
Summary of Revenues and Other Operating Income

	For the years ended December 31,
	2019	2018	2017
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	2,405,903,242	2,202,078,088	2,262,090,558
Generation	1,090,021,527	1,034,975,160	1,082,749,256
Regulated customers (1)	589,368,952	643,494,066	726,166,640
Non-regulated customers	475,208,116	357,725,928	285,623,737
Spot market sales	25,444,459	33,755,166	70,958,879
Distribution	1,315,881,715	1,167,102,928	1,179,341,302
Residential (1)	552,124,205	455,840,910	435,769,231
Business	450,108,855	378,092,990	386,608,105
Industrial	181,595,960	209,252,478	225,736,231
Other consumers (2)	132,052,695	123,916,550	131,227,735
Other sales	124,113,792	123,345,383	107,362,797
Natural gas sales	97,564,262	103,717,558	91,652,707
Sales of products and services	26,549,530	19,627,825	15,710,090
Revenue from other services	94,559,289	84,936,988	114,648,227
Tolls and transmission	31,232,252	20,311,403	39,812,005
Metering equipment leases	2,131,427	5,024,944	4,945,609
Public lighting	11,262,418	12,181,969	13,449,852
Engineering and consulting services	10,385,950	10,027,472	3,414,472
Services for construction of junctions	16,497,051	14,711,796	15,514,433
Works in specific facilities and networks	7,455,200	8,425,251	13,932,537
Income from work in progress	2,727,203	1,947,722	2,883,530
Other services	12,867,788	12,306,431	20,695,789
Total Revenues	2,624,576,323	2,410,360,459	2,484,101,582

Other Operating Income	ThCh$	ThCh$	ThCh$
Commodity derivatives	5,967,739	9,819,777	20,328,649
Income from early termination of electricity supply contracts (3)	121,117,605	—	—
Other income (4)	19,172,693	36,981,190	18,548,051
Total other income	146,258,037	46,800,967	38,876,700
(1)

In 2019, this amount includes the  effect of ThCh$142,367,584 corresponding to the differences between the prices of the electricity supply contracts and the regulated prices, which will be invoiced in the future following the scheme established in Law 21,185 (see note 10). Of this amount, ThCh$87,906,446 correspond to revenues that the Group must transfer to final customers through its subsidiary Enel Distribución Chile.

(2)

For the year ended December 31, 2019, it includes revenues from energy sales to municipalities of ThCh$45,768,456  (ThCh$36,878,861 and ThCh$36,165,698) for the years ended December 31, 2018 and 2017, respectively); government entities for ThCh$20,432,048  (ThCh$20,246,633 and ThCh$20,080,121 for the years ended  December 31, 2018 and 2017, respectively); companies in the agricultural sector for ThCh$9,100,691  (ThCh$6,173,077 and ThCh$5,811,319 for the years ended  December 31, 2018 and 2017, respectively); public services companies and telecommunications for ThCh$24,818,503  (ThCh$26,636,066 and ThCh$33,649,705 for the years ended  December 31, 2018 and 2017 respectively), educational area ThCh$9,367,933  (ThCh$12,470,709 and ThCh $ 14,015,433 for the years ended  December 31, 2018 and 2017, respectively), health services ThCh $ 18,975,909 (ThCh $ 19,629,502 and ThCh $18,290,164 for the years ended  December 31, 2018 and 2017, respectively) and others for ThCh $ 3,589,156 (ThCh $ 1,881,702 and ThCh $ 3,215,295 for the years ended  December 31, 2018 and 2017, respectively)

(3)

In February 2019, Anglo American Sur S.A. notified Enel Generación Chile of its decision to terminate in advance three electricity supply contracts, which both parties had signed in 2016. As stipulated in the exit and termination clauses of the respective contracts, the advance termination notice granted to Enel Generación Chile the right to receive an exit compensation, consisting of the payment of a cash amount by Anglo American Sur SA, determinable according to a predetermined calculation mechanism.

It is important to note that, between the date of notification of the anticipated term and the effective termination date of the contracts, there were no performance obligations pending delivery by Enel Generación Chile, since the original contracts established the start of supply in January of the year 2021. Based on the foregoing, (following the accounting criteria described in note 3.q),  revenue  of ThCh$121,117,605 was recognized.

Finally, on June 21, 2019, Enel Generación Chile made an unsuccessful transfer of the cash flows under  this agreement. As a result of the foregoing, the  derecognition of the account receivable from Anglo American Sur S.A. that existed at that date was offset against the exit compensation amount rather than there being an exchange of cash.

For the year ended December 31, 2019, it includes facilities leases of ThCh$3,835,198 (ThCh$0 for the years ended  December 31, 2018 and 2017), recovery of revenues from customers with unregistered consumption of ThCh$2,746,764  (ThCh$2,847,740 and ThCh$1,968,203 for the years ended  December 31, 2018 and 2017, respectively), late payment cancellation revenues of ThCh$485,684  (ThCh$675,202 and ThCh$1,299,470 for the years ended  December 31, 2018 and 2017, respectively), Central Claims of Tarapacá for ThCh$4,380,934  (ThCh$21,987,899 and ThCh$0  for the years ended December 31, 2018 and 2017, respectively), and other revenue for ThCh$7,724,113  (ThCh$11,470,349 and ThCh$15,280,378 for the years ended  31 December 2018 and 2017, respectively).